DISCONTINUED OPERATIONS (Notes)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

Separation of ONE Gas - On January 31, 2014, we completed the separation of ONE Gas. ONE Gas consists of our former natural gas distribution business. ONEOK shareholders of record at the close of business on January 21, 2014, retained their shares of ONEOK stock and received one share of ONE Gas stock for every four shares of ONEOK stock owned in a transaction that was tax-free to ONEOK and its shareholders. We retained no ownership interest in ONE Gas. Excluding cash of ONE Gas at separation, the separation was accounted for as a noncash activity.

Wind Down of Energy Services Business - On March 31, 2014, we completed the wind down of our energy services business. We executed agreements in 2013 and the first quarter 2014 to release a significant portion of our nonaffiliated natural gas transportation and storage contracts to third parties that resulted in noncash charges, which are included in income (loss) from discontinued operations, net of tax, in our Consolidated Statements of Income.

The following table summarizes the change in our liability related to released capacity contracts for the period indicated:

	Years Ended December 31,
	2016	2015
	(Millions of dollars)
Beginning balance	$36.3	$73.8
Settlements	(19.9)	(38.5)
Accretion	0.5	1.0
Ending balance	$16.9	$36.3

We expect future cash payments associated with released transportation and storage capacity from the wind down of our former energy services business to total approximately $18 million, which consists of approximately $10 million paid in 2017, $4 million in 2018, $1 million in 2019, and $3 million during the period from 2020 through 2023.

Results of Operations of Discontinued Operations - The results of operations for our former natural gas distribution business and energy services business have been reported as discontinued operations for all periods presented. Income (loss) from discontinued operations, net of tax, in the Consolidated Statements of Income for the years ended December 31, 2016 and 2015, consists of accretion expense, net of tax benefit, on the released contracts for our former energy services business and certain tax-related adjustments. The table below provides selected financial information reported in discontinued operations in the Consolidated Statements of Income for the year ended December 31, 2014:

	Year Ended
	December 31, 2014
	Natural Gas Distribution		Energy Services	Total
	(Thousands of dollars)
Revenues	$287,249		$353,404	$640,653
Cost of sales and fuel (exclusive of items shown separately below)	190,893		364,648	555,541
Operating costs	60,847	(a)	5,051	65,898
Depreciation and amortization	11,035		319	11,354
Operating income (loss)	24,474		(16,614)	7,860
Other income (expense), net	(888)		(7)	(895)
Interest expense, net	(4,592)		(413)	(5,005)
Income tax benefit (expense)	(16,415)		8,848	(7,567)
Income (loss) from discontinued operations, net	$2,579		$(8,186)	$(5,607)
(a) - Includes approximately $23.0 million for the year ended December 31, 2014, of costs related to the ONE Gas separation.

Prior to the ONE Gas separation, natural gas sales and transportation and storage services provided to our former natural gas distribution business by ONEOK Partners were $7.5 million for the year ended December 31, 2014. Prior to February 1, 2014, these revenues and related costs were eliminated in consolidation. Beginning February 1, 2014, these revenues represent third-party transactions with ONE Gas and are not eliminated in consolidation for all periods presented, as such sales and services have continued subsequent to the separation and are expected to continue in future periods.

Prior to the completion of the energy services wind down, natural gas sales and transportation and storage services provided to our energy services business by ONEOK Partners were $46.0 million for the year ended December 31, 2014. While these transactions were eliminated in consolidation in previous periods, they are reflected now as affiliate transactions and are not eliminated in consolidation for all periods presented as these transactions have continued with third parties.

Statement of Financial Position of Discontinued Operations - At December 31, 2016 and 2015, assets and liabilities of discontinued operations in our Consolidated Balance Sheets relate primarily to deferred tax assets and capacity release obligations associated with our former energy services business.